Derivatives and Hedging Activities (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Fair value of outstanding forward and option	$ 62	$ 0
Pretax income from derivatives designated in cash flow hedging relationships	9		$ 24
Estimated net amount of existing gains reported in accumulated other comprehensive income	$ 48